Annual Operating Expenses - FidelitySustainableCorePlusBondFund-RetailPRO - FidelitySustainableCorePlusBondFund-RetailPRO - Fidelity Sustainable Core Plus Bond Fund - Fidelity Sustainable Core Plus Bond Fund
Oct. 30, 2024
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.45%